Expense Example {- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Communication Services Portfolio - VIP Communication Services Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871